Shareholder Fees - PIMCO California Intermediate Municipal Bond Fund	Jul. 30, 2021
Institutional
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
I-2
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%